Share-based payments (Details 2)	1 Months Ended			12 Months Ended
	Jul. 31, 2024 Number	Feb. 29, 2024 Number	Jan. 31, 2024 Number	Dec. 31, 2025 Number £ / shares shares	Dec. 31, 2025 Number £ / shares $ / shares shares	Dec. 31, 2024 Number £ / shares shares	Dec. 31, 2024 Number £ / shares $ / shares shares	Dec. 31, 2023 Number £ / shares shares	Dec. 31, 2023 Number £ / shares $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Beginning of the year			111,590	328,823,388	328,823,388	111,590	111,590	144,590	144,590
Granted	85,922,000	130,313,200	144,000,000			360,235,200	360,235,200
Lapsed						(25)	(25)	(6,250)	(6,250)
Forfeited				(15,752,600)	(15,752,600)	(31,523,377)	(31,523,377)	(26,750)	(26,750)
Ending of the year				313,070,788	313,070,788	328,823,388	328,823,388	111,590	111,590
Weighted average exercise price of outstanding options | £ / shares				£ 0.005	£ 0.005	£ 0.005	£ 0.005	£ 5.241	£ 5.241
Weighted average exercise price of options exercised | £ / shares
Weighted average exercise price of options lapsed | £ / shares						30.00		4.04
Weighted average exercise price of options forfeited | £ / shares				0.003		0.006		3.33
Weighted average exercise price of options granted | £ / shares						£ 0.003
Weighted average remaining contractual life of outstanding options				8 years 2 months 12 days	8 years 2 months 12 days	9 years 2 months 12 days	9 years 2 months 12 days	7 years 3 months 18 days	7 years 3 months 18 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning of the year			529	2,024	2,024	529	529
Granted				152,439	152,439	1,495	1,495	529	529
Lapsed
Forfeited
Ending of the year				154,463	154,463	2,024	2,024	529	529
Warrants exercisable | shares				154,463	154,463	2,024	2,024	529	529
Weighted average exercise price of outstanding options | $ / shares										$ 12.458	$ 703.28	$ 1,427.22
Weighted average exercise price of options exercised | £ / shares
Weighted average exercise price of options lapsed | £ / shares
Weighted average exercise price of options forfeited | £ / shares
Weighted average exercise price of options granted | $ / shares					£ 3.28		£ 447.12		£ 1,427.22
Weighted average remaining contractual life of outstanding options				4 years 10 months 24 days	4 years 10 months 24 days	2 years 2 months 12 days	2 years 2 months 12 days	2 years 2 months 12 days	2 years 2 months 12 days
Warrants Grant 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date				24 March 2023	24 March 2023	24 March 2023	24 March 2023	24 March 2023	24 March 2023
Beginning of the year			5	5	5	5	5
Granted								5	5
Lapsed
Forfeited
Ending of the year				5	5	5	5	5	5
Exercise Price | $ / shares					£ 58,000.00		£ 58,000.00		£ 58,000.00
Warrants Grant 2 [Member]
IfrsStatementLineItems [Line Items]
Grant date				14 June 2023	14 June 2023	14 June 2023	14 June 2023	14 June 2023	14 June 2023
Beginning of the year			44	44	44	44	44
Granted								44	44
Lapsed
Forfeited
Ending of the year				44	44	44	44	44	44
Exercise Price | $ / shares					£ 3,750.00		£ 3,750.00		£ 3,750.00
Warrants Grant 3 [Member]
IfrsStatementLineItems [Line Items]
Grant date				21 December 2023	21 December 2023	21 December 2023	21 December 2023	21 December 2023	21 December 2023
Beginning of the year			480	480	480	480	480
Granted								480	480
Lapsed
Forfeited
Ending of the year				480	480	480	480	480	480
Exercise Price | $ / shares					£ 625.00		£ 625.00		£ 625.00
Warrants Grant 4 [Member]
IfrsStatementLineItems [Line Items]
Grant date				24 May 2024	24 May 2024	24 May 2024	24 May 2024
Beginning of the year				644	644
Granted						644	644
Lapsed
Forfeited
Ending of the year				644	644	644	644
Exercise Price | $ / shares					£ 625.00		£ 625.00
Warrants Grant 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date				22 July 2024	22 July 2024	22 July 2024	22 July 2024
Beginning of the year				851	851
Granted						851	851
Lapsed
Forfeited
Ending of the year				851	851	851	851
Exercise Price | $ / shares					£ 312.50		£ 312.50
Warrants Grant 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date				19 December 2025	19 December 2025
Beginning of the year
Granted				152,439	152,439
Lapsed
Forfeited
Ending of the year				152,439	152,439
Exercise Price | $ / shares					£ 3.28